UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
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Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
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Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               05-14-2008
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 93
                                        -------------------

Form 13F Information Table Value Total: $179,674
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           Independent Invetors, Inc.
                           FORM 13F INFORMATION TABLE

                                                               FAIR MKT. SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP          VALUE   PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                  --------------    -----          -----   -------   -------   --------  ----  ------   ----
3M                               Common Stock    88579Y101      2714000   34290     SOLE                X
ABBOTT LABORATORIES              Common Stock    002824100      4061000   73650     SOLE                X
ADOBE SYSTEMS, INC.              Common Stock    00724F101      2355000   66180     SOLE                X
AGILENT TECHNOLOGIES             Common Stock    00846U101       328000   11000     SOLE                X
AIR PRODUCTS & CHEMICALS         Common Stock    009158106       616000    6700     SOLE                X
ALTRIA GROUP INC.                Common Stock    02209S103       348000   15700     SOLE                X
AMERICAN EXPRESS CO.             Common Stock    025816109      1364000   31220     SOLE                X
AMGEN INC.                       Common Stock    031162100      1362000   32600     SOLE                X
APPLE COMPUTER                   Common Stock    037833100      7827000   54550     SOLE                X
AQUA AMERICA                     Common Stock    03836W103      1330000   70832     SOLE                X
AUTODESK                         Common Stock    052769106       667000   21190     SOLE                X
AVON PRODUCTS                    Common Stock    054303102      1304000   33000     SOLE                X
BB&T CORPORATION                 Common Stock    054937107       798000   24900     SOLE                X
BP plc (ADR)                     Common Stock    055622104      2033000   33524     SOLE                X
BAKER HUGHES, INC.               Common Stock    057224107      1370000   20000     SOLE                X
BANK OF NY MELLON CORP           Common Stock    064058100       970000   23251     SOLE                X
BANK OF AMERICA                  Common Stock     06605010       250000    6600     SOLE                X
BAXTER INTERNATIONAL             Common Stock    071813109      3104000   53700     SOLE                X
BERKSHIRE HATHAWAY INC. CL. "B"  Common Stock    084670207       845000     189     SOLE                X
BOEING CORPORATION               Common Stock    097023105      2580000   34700     SOLE                X
BRISTOL-MYERS SQUIBB             Common Stock    110122108       575000   27000     SOLE                X
CHEVRON TEXACO                   Common Stock    166764100       798000    9350     SOLE                X
CISCO SYSTEMS                    Common Stock    17275R102      3364000  139675     SOLE                X
CITIGROUP                        Common Stock    172967101      1272000   59414     SOLE                X
COCA COLA                        Common Stock    191216100      3331000   54738     SOLE                X
COLGATE-PALMOLIVE COMPANY        Common Stock    194162103      1768000   22700     SOLE                X
CONOCO PHILLIPS                  Common Stock    20825c104       864000   11346     SOLE                X
CORNING INC.                     Common Stock    219350105       908000   37800     SOLE                X
CYTEC INDUSTRIES                 Common Stock    232820100      1296000   24070     SOLE                X
DEVON ENERGY CORP.               Common Stock    25179M103      2535000   24300     SOLE                X
DIEBOLD                          Common Stock    253651103       503000   13400     SOLE                X
DISNEY (WALT) CO.                Common Stock    254687106      2144000   68325     SOLE                X
DOVER CORP                       Common Stock    260003108      1441000   34500     SOLE                X
DUPONT DE NEMOURS                Common Stock    263534109      1068000   22859     SOLE                X
EMERSON CO.                      Common Stock    291011104      3823000   74300     SOLE                X
EXXON MOBIL                      Common Stock    30231G102     11230000  132779     SOLE                X
FIRST MARBLEHEAD                 Common Stock    320771108       212000   28500     SOLE                X
FLUOR CORP                       Common Stock     34386110      1778000   12600     SOLE                X
GENENTECH INC. NEW               Common Stock    368710406       884000   10900     SOLE                X
GENERAL ELECTRIC                 Common Stock    369604103      7014000  189530     SOLE                X
GENTEX CORPORATION               Common Stock    371901109       686000   40000     SOLE                X
GOLDMAN SACHS                    Common Stock    38141G104      1480000    8950     SOLE                X
GOOGLE, INC.                     Common Stock    38259P508       755000    1715     SOLE                X
HALLIBURTON COMPANY              Common Stock    406216101      1388000   35300     SOLE                X
HOME DEPOT                       Common Stock    437076102      1188000   42500     SOLE                X
HONEYWELL INTL                   Common Stock    438516106      3480000   61690     SOLE                X
IBM CORPORATION                  Common Stock    459200101      2384000   20711     SOLE                X
ISHARE MSCI EAFE VALUE INDEX     Common Stock    464288877       281000    4300     SOLE                X
ISHARES MCSI EMERGING MKTS       Common Stock    464287234       362000    2700     SOLE                X
ISHARES TR MSCI EAFE INDEX FD    Common Stock    464287465       596000    8300     SOLE                X
ITT INDUSTRIES                   Common Stock    450911102       953000   18400     SOLE                X
INGERSOLL-RAND COMPANY LTD       Common Stock    G4776G101      1292000   29000     SOLE                X
INTEL CORP.                      Common Stock    458140100      1758000   83025     SOLE                X
JP MORGAN CHASE & CO.            Common Stock    46625H100      3800000   88498     SOLE                X
JACOBS ENGINEERING GROUP         Common Stock    469814107      3834000   52110     SOLE                X
JOHNSON & JOHNSON                Common Stock    478160104      7986000  123122     SOLE                X
KIMBERLY CLARK                   Common Stock    494368103       942000   14600     SOLE                X
L-3 COMMUNICATIONS               Common Stock    502424104      1683000   15400     SOLE                X
LILLY (ELI) & CO.                Common Stock    532457108      1418000   27500     SOLE                X
LOCKHEED MARTIN CORP             Common Stock    539830109      2204000   22200     SOLE                X
MARTIN MARIETTA MATERIALS, INC.  Common Stock    573284106      1327000   12500     SOLE                X
MEDTRONIC                        Common Stock    585055106       744000   15390     SOLE                X
MERRILL LYNCH                    Common Stock    590188108      2169000   53250     SOLE                X
MICROSOFT CORPORATION            Common Stock    594918104      2644000   93190     SOLE                X
MORGAN STANLEY                   Common Stock    617446448      1934000   42320     SOLE                X
NESTLE ADR                       Common Stock    641069406       250000    2000     SOLE                X
NIKE INC.                        Common Stock    654106103      1292000   19000     SOLE                X
NORFOLK SOUTHERN CORP.           Common Stock    655844108      1499000   27600     SOLE                X
ORACLE CORPORATION               Common Stock    68389X105      1633000   83500     SOLE                X
PALL CORPORATION                 Common Stock    696429307      1192000   34000     SOLE                X
PEPSICO                          Common Stock    713448108      2286000   31675     SOLE                X
PFIZER                           Common Stock    717081103      2093000  100000     SOLE                X
PHILIP MORRIS INTERNATIONAL      Common Stock    718172109       794000   15700     SOLE                X
PRECISION CASTPARTS              Common Stock    740189105      1296000   12700     SOLE                X
PROCTER & GAMBLE                 Common Stock    742718109      9450000  134870     SOLE                X
QUALCOMM                         Common Stock    747525103      2275000   55500     SOLE                X
ROYAL DUTCH PETROLEUM            Common Stock    780257804       206000    3000     SOLE                X
SARA LEE CORP                    Common Stock    803111103       279000   20000     SOLE                X
SCHLUMBERGER LIMITED             Common Stock    806857108      4832000   55550     SOLE                X
STRYKER CORPORATION              Common Stock    863667101      2190000   33680     SOLE                X
TEREX CORP                       Common Stock    880779103       693000   11100     SOLE                X
TETRA TECH INC.                  Common Stock    88162G103       899000   46100     SOLE                X
THOMAS & BETTS CORP.             Common Stock    884315102       436000   12000     SOLE                X
TIME WARNER                      Common Stock    887317105       379000   27050     SOLE                X
UNITED PARCEL SERVICE            Common Stock    911312106      5089000   69700     SOLE                X
UNITED TECHNOLOGIES              Common Stock    913017109       309000    4500     SOLE                X
WM WRIGLEY JR. CO.               Common Stock    982526105      1468000   23375     SOLE                X
WACHOVIA CORP                    Common Stock    929771103       359000   13333     SOLE                X
WATERS CORP                      Common Stock    941848103      4467000   80200     SOLE                X
WATTS WATER TECHNOLOGIES         Common Stock    942749102      1653000   59000     SOLE                X
WELLS FARGO                      Common Stock    30226D106      1175000   40400     SOLE                X
WYETH                            Common Stock    983024100       250000    6000     SOLE                X
ZIMMER HOLDINGS                  Common Stock    98956P102       608000    7820     SOLE                X
TOTAL VALUE                                                 179,674,000